SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 305,000	$ 510,000
Start-up costs	110,000	110,000
Inventory reserves	1,120,000	1,355,000
Uniform capitalization of inventory costs	115,000	70,000
Allowance for doubtful accounts receivable	50,000	40,000
Property, plant and equipment depreciation	230,000	290,000
Deferred revenue	2,535,000	1,965,000
Accrued litigation reserve	500,000	60,000
Accrued expenses	35,000	50,000
Net operating loss carryforward	35,365,000	27,940,000
Research and development tax credit carryforward	1,795,000	1,795,000
State jobs credit carryforward	230,000	230,000
Charitable contributions carryforward	95,000	95,000
Total deferred tax assets	42,485,000	34,510,000
Valuation reserve	(41,610,000)	(34,200,000)
Total deferred tax assets	875,000	310,000
Warrant derivative liabilities	(455,000)
Intangible assets	(265,000)	(165,000)
Domestic international sales company	(155,000)	(145,000)
Total deferred tax liabilities	(875,000)	(310,000)
Net deferred tax assets (liability)